Commitments and Contingencies (Details)		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 27, 2023 shares	Mar. 31, 2020 $ / shares shares	Sep. 30, 2014 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) m²	Dec. 31, 2023 USD ($)	May 31, 2025 shares	Jun. 21, 2022 USD ($)
Commitments and Contingencies
Contractual obligation				$ 704,300	$ 346,250
Maximum payment for commitment milestones					$ 13,200,000
Percentage of sub license income on royalties					15.00%
Office space in square feet | m²					6,200
Right-of-use assets obtained in exchange for lease liabilities				360,604
Lease rent per month				11,625	$ 11,625
Issuance of common stock for purchase option						$ 50,000
Number of shares issued | shares	3,125
From Period Till November 2024
Commitments and Contingencies
Lease rent per month								$ 11,625
From November 2026 to October 2027
Commitments and Contingencies
Lease rent per month				11,883
From November 2027 until expiration
Commitments and Contingencies
Lease rent per month				12,142
Research and Development Arrangement
Commitments and Contingencies
Contractual obligation				$ 230,000	$ 230,000
Asset Purchase Agreement
Commitments and Contingencies
Cash paid to acquire intangible asset			$ 275,000
Issuance of shares for assets (in shares) | shares			771
Issuance of common stock for purchase option			$ 3,750,000
Number of shares issued | shares		8,151
Effective price per share (in dollars per share) | $ / shares		$ 614.4
Ownership of company outstanding				19.90%
Minimum
Commitments and Contingencies
Percentage for royalties					2.00%
Percentage of global net sales royalties on covered products					1.50%
Maximum
Commitments and Contingencies
Percentage for royalties					3.00%
Percentage of global net sales royalties on covered products					2.50%
Maximum | Asset Purchase Agreement | Scenario, Plan [Member]
Commitments and Contingencies
Contingent consideration				$ 5,000,000
Employee | Dr. Schaber
Commitments and Contingencies
Number of shares of common stock issuable | shares				2,084			200,000